Shareholders' equity and other equity instruments	6 Months Ended
Jun. 30, 2026
Disclosure of Shareholders equity and other equity instruments [Abstract]
Shareholders' equity and other equity instruments
11 Shareholders’ equity and other equity instruments
Issued share capital attributable to shareholders of Aegon Ltd.
11.1 Share capital

	June 30, 2026	December 31, 2025

Share capital - par value	229	229

Share premium	6,853	6,853

Total share capital	7,082	7,082

Share capital - par value

Balance on January 1	229	241

Shares withdrawn	-	(12)

Closing balance	229	229
No shares were withdrawn or cancelled in the 1H 2026. In December 2025, 79,677,562 common shares were cancelled, and 17,557,160 common shares B were cancelled.
11.2 Treasury shares
On the reporting date, Aegon Ltd. held 96,422,384 (2025: 68,791,547) of its own treasury common shares and 7,945,440 (2025: 7,945,440) own treasury common shares B with a par value of EUR 0.12 each.
2026
On June 30, 2026, Aegon completed its share buyback program which began on January 12, 2026, returning EUR 227 million to shareholders. Between January 12, 2026, and June 30, 2026, a total of 33,909,553 common shares were repurchased at an average price of EUR 6.6786 per share. Vereniging Aegon participated in this buyback for EUR 37 million. Aegon will use 4,033,295 common shares, equal to a share buyback amount of EUR 27 million, to meet its obligations resulting from share-based compensation plans for senior management and cancel the remainder of the repurchased shares in the second half of 2026.
2025
On December 15, 2025, Aegon completed its share buyback program, which initially began on July 1, 2025, as a EUR 200 million initiative and was later expanded, on August 25, 2025, by an additional EUR 200 million, bringing the total to EUR 400 million. Between July 1, 2025, and December 15, 2025, 61,197,437 common shares were repurchased at an average price of EUR 6.4772 per share. Vereniging Aegon participated in this program for EUR 71 million.

On June 30, 2025, Aegon completed its share buyback program, as announced on November 15, 2024, returning EUR 150 million to shareholders. Between January 13, 2025, and June 30, 2025, a total of 25,200,170 common shares were repurchased at an average price of EUR 5.9641 per share. The EUR 150 million share buyback program included approximately EUR 40 million to meet Aegon’s obligations arising from share-based compensation plans for senior management. Vereniging Aegon participated in this buyback for EUR 20 million.
In 2025, in total 6,862,976 common shares were sold at an average price of EUR 5.7516 per share, in connection with Aegon’s obligations resulting from the share-based compensation plans for senior management.
In December 2025, 79,677,562 common shares were cancelled at an average price of EUR 5.8066, and 17,557,160 common shares B were repurchased and cancelled at an average price of EUR 0.16.
11.3 Earnings per share
Basic earnings per share is calculated by dividing the net result attributable to owners, after the deduction of coupons on perpetual securities, by the weighted average number of common shares, excluding common shares purchased by the Company and held as treasury shares.

Continuing and discontinued operations	1H 2026	1H 2025

Net result attributable to owners of Aegon Ltd.	614	584

Coupons on perpetual securities	(37)	(19)

Net result attributable to owners for basic earnings per share calculation	577	565

Net result attributable to common shareholders	574	562

Net result attributable to common shareholders B	3	3

Weighted average number of common shares outstanding (in millions)	1,489	1,573

Weighted average number of common shares B outstanding (in millions)	328	345

Basic earnings per common share (EUR per share)	0.39	0.36

Basic earnings per common share B (EUR per share)	0.01	0.01
The diluted earnings per share equaled the basic earnings per share for all years disclosed, as there were no long-term incentive plans that were considered dilutive.
Earnings per share from discontinued operations is presented in note
19 Discontinued operations
.
11.4 Dividend per share
Aegon declared final and interim dividends on common share and common share B for the year 2025 and 1H 2026, respectively. The dividend per share on common share are presented in the following table. The interim and final dividends on common share B, based on its financial rights, are 1/40th of a common share. Aegon distributes dividends in cash.

	EUR per common share
Year	Interim	Final	Total
2026	0.21 1	n.a.	n.a.

2025	0.19	0.21 2	0.40

1	Proposed.
2	Approved by AGM on June 10, 2026.

11.5 Revaluation reserves

	Investments FVOCI	Real estate held for own use	Cash flow hedging reserve	Insurance contracts	Investment contracts with DPF	Reinsurance contracts held	Total

On January 1, 2026	(2,434)	8	469	1,821	-	(2,384)	(2,519)

Gross revaluation	(683)	-	65	399	(1)	(169)	(388)

Net (gains) / losses transferred to income statement	(13)	-	(42)	-	-	-	(55)

Movements in foreign currency translation and net foreign investment hedging reserves	(80)	-	13	56	-	(69)	(79)

Tax effect	113	-	(5)	(86)	-	36	59

On June 30, 2026	(3,097)	8	501	2,191	(1)	(2,586)	(2,984)

On January 1, 2025	(4,426)	9	724	2,795	-	(2,808)	(3,706)

Gross revaluation	1,605	1	(97)	(833)	-	119	795

Net (gains) / losses transferred to income statement	342	-	(127)	-	-	-	215

Movements in foreign currency translation and net foreign investment hedging reserves	464	(1)	(79)	(297)	-	326	413

Tax effect	(419)	-	49	174	-	(22)	(218)

Disposal of group assets	-	(1)	-	-	-	-	(1)

Other	-	-	-	(17)	-	-	(17)

On December 31, 2025	(2,434)	8	469	1,821	-	(2,384)	(2,519)
In 1H 2026, the movements in foreign currency translation were mainly driven by the strengthening of the USD exchange rate against the EURO.
The revaluation accounts for both investments measured at FVOCI and for real estate held for own use include unrealized gains and losses on these investments, net of tax. Upon sale, the amounts realized are recognized in the income statement (for FVOCI investments with recycling) or transferred to retained earnings (for real estate held for own use). The revaluation reserve also includes the loss allowance recognized for financial assets measured at FVOCI. In 1H 2026, the movement is mainly driven by the increase in interest rates.
The closing balances of the revaluation reserve for investments measured at FVOCI relate to the following instruments:

	June 30, 2026	December 31, 2025

Shares	3	3

Debt securities	(3,094)	(2,431)

Money market and other short-term investments	(6)	(6)

Revaluation reserve for investments measured at FVOCI	(3,097)	(2,434)
11.6 Other equity instruments
During 1H 2026, Aegon completed tender offers for five series of subordinated notes, which resulted in the reduction of outstanding Junior perpetual capital securities by EUR 217 million and Perpetual cumulative subordinated bonds by EUR 157 million. As of June 30, 2026, their combined balance amounted to EUR 1,003 million (December 31, 2025: EUR 1,377 million).